ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

15.  ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Payables for purchase of property, equipment and software	1,431,547	2,372,569
Payroll and welfare payables	477,367	471,262
Consideration due to the original shareholders of BJ TenxCloud (1)	229,323	229,323
Liability classified share-based payments (1)	149,612	149,612
Accrued service fees	126,001	109,902
Payables for office supplies and utilities	105,871	121,398
Payables for acquisitions and long-term investments	99,340	50,017
Value-added tax and other taxes payable	35,391	48,652
Interest payables	77,168	2,578
Others	51,482	62,924
	2,783,102	3,618,237
(1)	On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The balance of consideration due to original shareholders represented the amounts the selling shareholders claimed according to the acquisition agreement.

In addition, the Company is obligated to issue variable numbers of the shares of the Company or its subsidiary to certain selling shareholders who will remain as the employees of BJ TenxCloud, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such share-base payments will be forfeited if these employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods. The Company classified the share-based payments as liability classified share-based payments.